INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
percentage of transportation revenue from sources within the United States	50.00%
revenue tax rate percentage	4.00%
Revenue tax expense	$ 0	$ 0	$ 900